UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      August 31

Date of reporting period:     May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
New York Tax-Free Income Fund

5.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 100.00%                                                                                   $64,585,991
(Cost $58,870,943)

Florida 0.86%                                                                                                            555,215
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB                500         555,215

New York 84.68%                                                                                                       54,689,446
Albany Parking Auth,
Rev Ref Ser 2001A                                                     5.625   07-15-2025   BBB+              750         809,152
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Tobacco Settlement                                            6.750   07-01-2040   BBB             1,000       1,063,680
Hempstead Town Industrial Development Agency,
Rev Civic Facil Hofstra Univ                                          5.250   07-01-2019   A               1,000       1,081,990
Islip Community Development Agency,
Rev Ref NY Institute of Technology                                    7.500   03-01-2026   AAA             1,500       1,580,520
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3                                7.375   07-01-2008   A3                705         750,945
Monroe Newpower Corp,
Rev Ref Pwr Facil                                                     5.100   01-01-2016   BBB             1,000       1,056,620
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys Projs
Ser 2001A                                                             6.250   11-01-2021   A3                275         304,001
Rev Ref Civic Facil North Shore Hlth Sys Ser 2001B                    5.875   11-01-2011   A3                330         362,977
New York, City of,
Gen Oblig Unltd Ser 1990B                                             8.250   06-01-2007   A+                200         219,818
Gen Oblig Unltd Ser 2001B                                             5.250   12-01-2017   A+              1,500       1,616,445
Gen Oblig Unltd Ser 2004J                                             5.000   05-15-2023   A+              1,000       1,056,890
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de NY Proj Ser 2002A                   5.375   06-01-2023   A               1,000       1,046,750
Rev Civic Facil Polytechnic Univ Proj                                 6.125   11-01-2030   BB+             1,000       1,006,140
Rev Liberty 7 World Trade Center Ser 2005A (G)                        6.250   03-01-2015   BB              1,000       1,027,760
Rev Ref Brooklyn Navy Yard Cogen Partners                             5.650   10-01-2028   BBB-            1,000         996,570
Rev Spec Airport Facil Airis JFK I LLC Proj
Ser 2001A                                                             5.500   07-01-2028   BBB-            1,000       1,012,930
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                                    6.000   06-15-2033   AA+               740         847,478
Rev Ref Wtr & Swr Sys                                                 5.500   06-15-2033   AA+             1,500       1,634,085
Rev Ref Wtr & Swr Sys Cap Apprec Ser 2001D                             Zero   06-15-2020   AA+             2,000       1,072,000
Rev Ref Wtr & Swr Sys Ser 1996A                                       5.375   06-15-2026   AAA             1,000       1,036,070
Rev Unref Bal Wtr & Swr Sys Ser 2000B                                 6.000   06-15-2033   AA+               460         524,888
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B                                          6.000   11-15-2029   AAA             1,000       1,143,860
Rev Ref Future Tax Sec Ser 2002A (Zero to 11-01-11
then 14.000%) (O)                                                      Zero   11-01-2029   AAA             1,000         796,380
New York City Trust For Cultural Resources,
Rev Ref American Museum of Natural History
Ser 2004A                                                             5.000   07-01-2036   AAA             1,000       1,064,910
New York Local Government Assistance Corp,
Rev Ref Ser 1993C                                                     5.500   04-01-2017   AA              1,225       1,411,812
New York Mortgage Agency,
Rev Ref Homeowner Mtg Ser 94                                          5.900   10-01-2030   Aa1               495         519,681
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B                                  Zero   08-15-2040   AAA             3,000         368,970
Rev Lease State Univ Dorm Facil Ser 2000A                             6.000   07-01-2030   AA-             1,000       1,145,980
Rev Lease State Univ Dorm Facil Ser 2004A                             5.000   07-01-2019   AAA               500         546,350
Rev Miriam Osborn Mem Home Ser 2000B                                  6.875   07-01-2025   A                 750         850,867
Rev North Shore L I Jewish Grp                                        5.375   05-01-2023   A3              1,000       1,065,230
Rev Ref Concord Nursing Home Inc                                      6.500   07-01-2029   Aa1               500         551,345
Rev Ref Ser 2002B                                                     5.250   11-15-2023   AA-             2,000       2,196,640
Rev Ref State Univ Ed'l Facil Ser 1993A                                5.500   05-15-2019   AA-             2,000       2,318,040
Rev Ref State Univ Ed'l Facil Ser 1993A                                5.250   05-15-2015   AAA             1,000       1,131,060
Rev Ref Univ of Rochester Defd Income Ser 2000A
(Zero to 07-01-10 then 6.05%) (O)                                      Zero   07-01-2025   AAA             1,000         831,610
Rev State Univ Ed'l Facil Ser 2000B                                   5.375   05-15-2023   AA-             1,000       1,115,310
Rev Unref City Univ 4th Ser 2001A                                     5.250   07-01-2031   AA-               130         144,622
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)                                             10.475   06-15-2011   AAA               500         725,750
Rev Unref Bal Poll Control Ser 1991E                                  6.875   06-15-2010   AAA                40          40,654
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W                                         6.500   01-01-2008   AAA               250         261,660
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo                                                      6.125   01-01-2032   Baa3            1,000       1,028,600
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care Ctr Newburgh
Ser 2001C (G)                                                         7.000   08-01-2031   BB                500         522,020
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                                      5.500   07-15-2018   AAA             2,000       2,249,420
Rev Ref Spec Proj KIAC Partners Ser 4 (G)                             6.750   10-01-2019   BBB             1,500       1,586,625
Sales Tax Asset Receivables Corp,
Rev Ser 2004A                                                         5.250   10-15-2027   AAA             1,000       1,102,610
Rev Ser 2004A                                                         5.000   10-15-2032   AAA             1,050       1,121,190
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp Proj Ser 2002B                        6.000   11-01-2022   BBB             1,000       1,085,780
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y                                         6.125   01-01-2021   AAA             1,500       1,880,970
TSASC, Inc.,
Rev Tobacco Settlement Asset Backed Bond Ser 1                        5.500   07-15-2024   BBB               890         920,643
Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec                                                 Zero   04-01-2022   Aaa             2,230       1,096,848
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A                                             6.000   11-01-2030   B               1,150       1,152,036
Williamsville Central School District,
Gen Oblig Unltd Ref                                                   5.000   06-15-2017   Aaa             1,390       1,520,924
Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers Inc Ser 2001A                         6.625   02-01-2026   BBB-            1,000       1,083,340

Puerto Rico 11.12%                                                                                                     7,180,503
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                                     9.770   07-01-2011   AAA             2,000       2,581,240
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                                           6.790   07-01-2018   Aaa               500         598,715
Puerto Rico Highway & Transportation Auth,
Rev Preref Ser 2000B                                                  6.000   07-01-2026   A               1,000       1,012,650
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)                                        6.250   07-01-2012   AAA             1,110       1,316,826
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp Ser 2002E                              5.500   08-01-2029   BBB-            1,005       1,139,318
Rev Unref Commonwealth Ser 2002E                                      5.500   08-01-2029   BBB-              495         531,754

Virgin Islands 3.34%                                                                                                   2,160,827
Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note Ser 1999A                          6.500   10-01-2024   BBB               535         609,317
Rev Sub Lien Fund Ln Notes Ser 1998E (G)                              5.875   10-01-2018   BB+             1,500       1,551,510

Total investments 100.00%                                                                                            $64,585,991


John Hancock
New York Tax-Free Income Fund
Interest rate swap contracts
May 31, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------
                                          Rate type
                    --------------------------------------------------
          Notional    Payments made                 Payments received      Termination      Appreciation
            amount           by Fund                           by Fund             date   (depreciation)

        6,200,000              3.80% (a)        Weekly Muni Swap Index      August 2015        (166,939)

                                                                                               (166,939)

(a) Fixed rate


John Hancock

New York Tax-Free Income Fund

Footnotes to Schedule of Investments

May 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on May 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on May 31, 2005, including short-term investments, was $58,870,943. Gross unrealized appreciation and depreciation of investments aggregated $5,715,048 and $0, respectively, resulting in net unrealized appreciation of $5,715,048.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q3     5/05
          7/05

JOHN HANCOCK
Massachusetts Tax-Free Income Fund

5.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 99.70%                                                                                   $101,735,798
(Cost $93,688,928)

Florida 0.54%                                                                                                            555,215
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB                500         555,215

Massachusetts 89.05%                                                                                                  90,868,492
Boston City Industrial Development Financing Auth,
Rev Ref Swr Facil Harbor Electric Energy Co Proj                      7.375   05-15-2015   BBB               225         225,722
Boston Water and Sewer Commission,
Rev Ref Sr Ser 1992A                                                  5.750   11-01-2013   AA                500         563,775
Freetown Lakeville Regional School District,
Gen Oblig Unltd                                                       5.000   07-01-2023   AAA             1,000       1,078,360
Holyoke Gas and Electric Department,
Rev Ser 2001A                                                         5.000   12-01-2031   Aaa             3,410       3,581,728
Massachusetts Bay Transportation Auth,
Rev Ref Ser 1994A                                                     7.000   03-01-2014   AA              1,000       1,230,680
Rev Ser 1997D                                                         5.000   03-01-2027   AAA             1,000       1,045,220
Rev Preref Spec Assessment Ser 2000A                                  5.250   07-01-2030   AAA               780         859,061
Rev Unref Bal Spec Assessment Ser 2000A                               5.250   07-01-2030   AAA               220         235,453
Rev Spec Assessment Ser 2004A                                         5.000   07-01-2034   AAA             1,000       1,059,090
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B                                           Zero   05-01-2019   AAA             1,000         547,180
Massachusetts Development Finance Agency,
Rev Belmont Hill School                                               5.000   09-01-2031   A               1,000       1,043,370
Rev Boston Univ Ser 2002R (P)                                         2.850   10-01-2042   AAA               300         300,000
Rev Curry College Ser 2005A                                           4.500   03-01-2025   A               1,000         979,420
Rev Plantation Apts Hsg Prog Ser 2004A                                5.000   12-15-2024   AAA             2,320       2,337,470
Rev Ref Combined Jewish Philanthropies Ser 2002A                      5.250   02-01-2022   Aa3             1,875       2,041,237
Rev Ref Resource Recovery Southeastern MA Sys
Ser 2001A                                                             5.625   01-01-2016   AAA               500         553,515
Rev Resource Recovery Ogden Haverhill Proj
Ser 1998B                                                             5.500   12-01-2019   BBB             1,500       1,534,155
Rev Volunteers of America Concord Ser 2000A                           6.900   10-20-2041   AAA             1,000       1,128,570
Rev YMCA Greater Boston Iss                                           5.450   11-01-2028   BBB             3,000       3,102,600
Rev YMCA Greater Boston Iss                                           5.350   11-01-2019   BBB             1,000       1,036,720
Massachusetts Health and Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)                               9.200   12-15-2031   BB              2,000       2,308,700
Rev Dana Farber Cancer Proj Ser 1995G                                 6.250   12-01-2022   A                 500         518,385
Rev Harvard Univ Iss Ser 2000W                                        6.000   07-01-2035   Aaa             1,000       1,145,980
Rev Jordan Hosp Ser 2003E                                             6.750   10-01-2033   BBB-            1,500       1,660,815
Rev Ref Boston College Iss Ser 1998L                                  5.000   06-01-2026   AA-             1,000       1,030,290
Rev Ref Boston College Iss Ser 1998L                                  4.750   06-01-2031   AA-             1,000       1,008,690
Rev Ref Harvard Pilgrim Health Ser 1998A                              5.000   07-01-2018   AAA             1,000       1,034,610
Rev Ref New England Med Ctr Hosp Ser 2002H                            5.000   05-15-2025   AAA             1,000       1,058,580
Rev Ref Partners Healthcare Sys Ser 2001C                             5.750   07-01-2032   AA-             1,000       1,100,070
Rev Ref South Shore Hosp Ser 1999F                                    5.750   07-01-2029   A               1,000       1,046,640
Rev Ref Williams College Ser 2003H                                    5.000   07-01-2033   AA+             1,500       1,580,430
Rev Simmons College Ser 2000D                                         6.150   10-01-2029   AAA             1,000       1,156,770
Rev Univ of Mass Worcester Campus Ser 2001B                           5.250   10-01-2031   AAA             1,500       1,611,720
Rev Wheelock College Ser 2000B                                        5.625   10-01-2030   Aaa             1,000       1,094,370
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A                                              5.800   07-01-2030   AAA             1,000       1,048,230
Rev Ser 2003B                                                         4.700   12-01-2016   AA-             2,310       2,348,554
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)                                                        8.000   09-01-2027   BB              2,000       2,122,180
Rev Assisted Living Facil TNG Marina Bay LLC
Proj (G)                                                              7.500   12-01-2027   BB              1,000       1,052,460
Rev Assumption College                                                6.000   07-01-2026   AAA             1,000       1,052,740
Rev Dana Hall School Iss                                              5.800   07-01-2017   Baa2            1,090       1,170,496
Rev Glenmeadow Retirement Community Ser 1996C
(G)                                                                   8.375   02-15-2018   AA              1,000       1,054,300
Rev Ref Resource Recovery Ogden Haverhill Proj
Ser 1998A                                                             5.600   12-01-2019   BBB               500         513,280
Rev Ref Resource Recovery Refusetech Inc Proj
Ser 1993A                                                             6.300   07-01-2005   BBB+              870         871,836
Rev Wtr Treatment American Hingham Proj                               6.900   12-01-2029   A               1,210       1,274,638
Rev Wtr Treatment American Hingham Proj                               6.750   12-01-2020   A               2,780       2,922,280
Massachusetts Municipal Wholesale Electric Co,
Rev Pwr Supply Sys (P)                                                8.670   07-01-2018   AAA             1,000       1,033,760
Massachusetts Port Auth,
Rev Ser 1999C                                                         5.750   07-01-2029   AAA             1,250       1,405,337
Rev Spec Facil US Air Proj Ser 1996A                                  5.750   09-01-2016   AAA             1,000       1,034,120
Massachusetts Special Obligation Dedicated Tax,
Rev                                                                   5.250   01-01-2026   AAA             1,000       1,086,990
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A                                    5.125   01-01-2023   AAA             4,300       4,496,166
Rev Ref Metro Hwy Sys Sr Ser 1997A                                    5.000   01-01-2037   AAA               300         307,998
Rev Ref Metro Hwy Sys Sr Ser 1997C                                     Zero   01-01-2020   AAA             1,000         529,330
Massachusetts Water Pollution Abatement Trust,
Rev Preref Pool Prog Ser 7                                            5.125   02-01-2031   AAA               645         708,165
Rev Ref Pool Prog Ser 9                                               5.250   08-01-2018   AAA             2,500       2,812,200
Rev Unref Bal Pool Prog Ser 7                                         5.125   02-01-2031   AAA             1,775       1,868,507
Massachusetts Water Resource Auth,
Rev Ref Ser 1993C                                                     4.750   12-01-2023   AA              1,000       1,000,000
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref                                                     5.500   11-01-2017   AAA             1,000       1,165,920
Gen Oblig Ltd Ref Ser 2001C                                           5.375   12-01-2019   AA              1,000       1,113,080
Gen Oblig Ltd Ref Ser 2002C                                           5.500   11-01-2015   AA              1,000       1,154,110
Gen Oblig Ltd Ref Ser 2004B                                           5.250   08-01-2020   AA              1,000       1,147,210
Gen Oblig Unltd Ref Ser 2004C                                         5.500   12-01-2024   AAA             2,000       2,379,400
Narragansett Regional School District,
Gen Oblig Unltd                                                       5.375   06-01-2018   Aaa             1,000       1,103,900
Pittsfield, City of,
Gen Oblig Ltd                                                         5.000   04-15-2019   AAA             1,000       1,085,980
Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj                          5.000   04-01-2022   AAA             1,000       1,057,910
Rail Connections, Inc,
Rev Cap Apprec Rte 128 Pkg Ser 1999B                                   Zero   07-01-2018   Aaa             1,750         878,518
Rev Cap Apprec Rte 128 Pkg Ser 1999B                                   Zero   07-01-2019   Aaa             2,415       1,135,002
Route 3 North Transit Improvement Associates,
Rev Lease                                                             5.375   06-15-2029   AAA             3,100       3,430,739
Rev Ref Lease Ser 2002B (P)                                           2.940   06-15-2033   AAA               600         600,000
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A                                     5.125   11-01-2025   AAA             1,000       1,063,780

Puerto Rico 10.11%                                                                                                    10,312,091
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                                     9.770   07-01-2011   AAA             2,000       2,581,240
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y                                              6.250   07-01-2014   A                 955       1,159,465
Rev Unref Hwy Bal Ser 1996Y                                           6.250   07-01-2014   A                  45          53,591
Puerto Rico Public Buildings Auth,
Rev Gov't Facils Ser 1997B (Gtd)                                      5.000   07-01-2027   AAA             1,000       1,057,930
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ref Ser 2001A                                         5.500   07-01-2018   AAA             2,000       2,368,360
Gen Oblig Unltd Ser 975 (P)                                           6.790   07-01-2018   Aaa             1,500       1,796,145
Rev Inverse Floater (P)                                               9.608   07-01-2011   AAA             1,000       1,295,360

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.30%                                                                                            $302,000
(Cost $302,000)

Joint Repurchase Agreement 0.30%                                                                                         302,000
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. - Dated 5-31-05, due 6-1-05
(secured by U.S. Treasury Inflation Indexed Bond
3.625%, due 4-15-28 and U.S. Treasury Inflation Indexed
Note 2.000%, due 1-15-14)                                                                  2.970             302         302,000

Total investments 100.00%                                                                                           $102,037,798


John Hancock
Massachusetts Tax-Free Income Fund
Interest rate swap contracts
May 31, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------
                                          Rate type
                    --------------------------------------------------
          Notional    Payments made                 Payments received      Termination      Appreciation
            amount           by Fund                           by Fund             date   (depreciation)

        6,200,000              3.80% (a)        Weekly Muni Swap Index      August 2015        (166,939)

(a) Fixed rate


John Hancock

Massachusetts Tax-Free Income Fund

Footnotes to Schedule of Investments

May 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on May 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on May 31, 2005, including short-term investments, was $93,990,928. Gross unrealized appreciation and depreciation of investments aggregated $8,046,870 and $0, respectively, resulting in net unrealized appreciation of $8,046,870.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

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This report is for the information of the shareholders
of John Hancock Massachusetts Tax-Free Income Fund.

770Q3     5/05
          7/05


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /s/ William H. King
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005